EMPLOYEE BENEFIT PLANS (Details 11) $ in Millions	Dec. 31, 2018 COP ($)
Pension Benefits [Member] | 2019
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	$ 12,741
Pension Benefits [Member] | 2020
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	12,820
Pension Benefits [Member] | 2021
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	12,819
Pension Benefits [Member] | 2022
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	12,723
Pension Benefits [Member] | 2023
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	12,556
Pension Benefits [Member] | 2024 to 2028
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	58,018
Other Benefits [Member] | 2019
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	58,498
Other Benefits [Member] | 2020
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	52,205
Other Benefits [Member] | 2021
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	60,941
Other Benefits [Member] | 2022
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	67,609
Other Benefits [Member] | 2023
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	65,015
Other Benefits [Member] | 2024 to 2028
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	$ 319,002